KATHERINE M. KOOPS DIRECT: 404-572-6819 KATHERINE.KOOPS@BRYANCAVE.COM

BRYAN CAVE LLP

One Atlantic Center

1201 W. Peachtree Street

Fourteenth Floor

Atlanta, Georgia 30309

Phone (404) 572-6600

Fax (404) 572-6999

www.bryancave.com

March 6, 2013

Via EDGAR

Mr. Michael R. Clampitt

Securities and Exchange Commission

Division of Corporation Finance

100 F Street NE

Washington, D.C.  20549

Re:

Nicolet Bankshares, Inc.

Registration Statement on Form S-4

File number 333-186401

Filed February 1, 2013

Dear Mr. Clampitt:

On behalf of our client, Nicolet Bankshares, Inc. (“Nicolet”), we are responding to the comments received from your office by letter dated February 28, 2013 with respect to the above-referenced Registration Statement on Form S-4.  We have restated and responded to each of your comments below.  Capitalized terms used in this letter have the meanings ascribed to them in the Registration Statement.  All page references (excluding those in the headings and the staff’s comments) refer to pages of the marked copy of Amendment No. 1 to Registration Statement on Form S-4, which is being filed concurrently and reflects Nicolet’s responses to your comments.

Form S-4

Cover Page

1.

Noting that all holders with less than 200 shares will be cashed out, and with a view towards additional disclosure, please advise the staff as to the number of holders with less than 200 shares and the total expected cost of cashing out those

Mr. Michael R. Clampitt

Securities and Exchange Commission

March 6, 2013

holders. Similarly, noting your plan to cash out all holders in certain states, tell us in which states shareholders will be cashed out, the number of shareholders in each and the dollar amount that will be paid to those holders. Also tell us why it would involve “unreasonable effort or expense” to exchange those shares.

Response:  Nicolet has revised the cover page to address this comment. Based upon the most recently available shareholder data of Mid-Wisconsin, we estimate that approximately 350 Mid-Wisconsin shareholders, each of which holds 200 or fewer shares and collectively holding, in the aggregate, approximately 31,680 shares of Mid-Wisconsin common stock will be cashed out at an aggregate cost of approximately $194,860.

The reference to “unreasonable effort and expense” was intended as a “savings provision” in the event Nicolet encountered a jurisdiction in which unanticipated obstacles to the issuance of the shares might arise.  At the present time, it is not anticipated that any shares will be cashed out by virtue of being “state-restricted shares”.

See:  Cover Page

2.

Revise to disclose that Nicolet shares do not have a market and disclose the latest known trading prices for Mid-Wisconsin shares.

Response: Nicolet has revised the cover page to disclose the requested information.

See:  Cover Page

3.

In your next amendment, please revise the cover to indicate the number of shares being offered. See Item 501(b)(2) of Regulation S-K.

Response: Nicolet has revised the cover page to indicate the number of shares being offered, as requested.

See:  Cover Page

Questions and Answers, page i

4.

Revise to add a Q&A on how the consideration was determined.

Response: Nicolet has included a Q&A to describe how the merger consideration was determined, including a reference to “Background of the Merger” on page 35 which further explains the process.

Mr. Michael R. Clampitt

Securities and Exchange Commission

March 6, 2013

See:  Questions and Answers, page i

5.

Revise to add a Q&A on how to perfect dissenters/appraisal rights.

Response: Nicolet has included a Q&A explaining the dissenter’s rights available to both Mid-Wisconsin and Nicolet shareholders and how to perfect these rights under Wisconsin law.

See:  Questions and Answers, page iii

Summary, page 1

6.

Please briefly indicate Mid-Wisconsin’s reason for suspending registration with the SEC. Consider a risk factor relating this situation for Mid-Wisconsin shareholders.

Response: We have revised the summary to include an explanation of Mid-Wisconsin’s decision to suspend registration with the SEC.  Nicolet has also added further discussion in a new risk factor, “Mid-Wisconsin is no longer required to file reports under the Exchange Act, and current public information about Mid-Wisconsin will not be available beyond the information required to be provided in the context of the Merger.”

See:  Summary, page 3

   Risk Factors, page 18

7.

Disclose the $500,000 funding limit for cashing out smaller shareholders. Reference the reader to the complete discussion later in the prospectus.

Response: Nicolet has revised the Summary to disclose the requested information.  It has also included a reference to “The Merger Agreement – What Mid-Wisconsin’s Shareholders Will Receive in the Merger” on page 54 for additional information regarding the “cash-out shares.”

See:  Summary, page 4

8.

Where appropriate in the summary, discuss the ability of Mid-Wisconsin shareholders owning fewer than 200 shares to purchase additional shares prior to the merger in order to receive stock. More detailed information may be warranted in the body of the prospectus.

Response: Nicolet has included a discussion of how smaller shareholders may purchase additional shares or take other actions if they wish to avoid having their shares considered “cash-out shares.”

Mr. Michael R. Clampitt

Securities and Exchange Commission

March 6, 2013

See:  Summary, page 4

The Merger Agreement – What Mid-Wisconsin’s Shareholders Will Receive in the Merger, page 58

The Companies, page 1

9.

We note the troubled financial performance of both companies since 2007. At this heading or as a risk factor, please summarize managements’ understanding as to the reasons for this situation. We note, for example, for Mid-Wisconsin, that deposits have declined and the large return on average equity loss figures in 2009 and 2011. You may need to address particular differences between the market area economy of the banks and national trends. Also address any particular strengths that are unique to one bank or the other that might demonstrate the benefit of this transaction, or, alternately, clarify that both banks are facing the same difficulties.

Response: Nicolet has revised the Summary section to discuss improvements in Nicolet’s financial performance and the benefits of the transaction more fully.  It has also referred shareholders to other sections in the joint proxy statement-prospectus, including “The Merger – Reasons for the Merger”, “Opinion of Nicolet Financial Advisor”, and “Management’s Discussion and Analysis of Financial Condition and Results of Operations of Nicolet” should the shareholder require further information on Nicolet’s current or pro forma financial information.  Additionally, Mid-Wisconsin has expanded its discussion of its financial condition as of December 31, 2012 and included a detailed discussion of the various actions it has taken in conjunction with its regulators to ensure its financial soundness since 2009.

See:  Summary, page 1-3

10.

Summarize the regulatory agreements, capital level deficiencies, TARP position, dividend prohibition and any other material regulatory problems of Mid Western [sic].

Response: Mid-Wisconsin has revised the Summary section to discuss the terms and nature of its various regulatory issues and agreements.

See:  Summary, page 2-3

Unaudited Comparative Per Share Financial Data, page 10

11.

Please revise to indicate that neither company currently issues dividends and Nicolet has  No  [sic] intent to do so after the merger. See Item 3(f) of the instructions to Form S-4.

Response: Nicolet has revised the Unaudited Comparative Per Share Financial Data to disclose that neither Mid-Wisconsin nor Nicolet has a history of paying dividends nor does Nicolet have an intent to pay dividends following the merger.

Mr. Michael R. Clampitt

Securities and Exchange Commission

March 6, 2013

See:  Unaudited Comparative Per Share Financial Data, page 12

Selected Unaudited Pro Forma …., page 11

12.

Revise footnote (1) on page 12 to indicate when the Preferred will be redeemed.

Response: Nicolet has revised footnote (1) to state that Mid-Wisconsin’s Preferred Stock will be redeemed immediately prior to consummation of the merger.

See:  Selected Unaudited Pro Forma Condensed Consolidated Financial Information, page 14

Risk Factors

Risks Related to Ownership…

The Nicolet common stock…, page 23

13.

Please disclose the total number of shareholders of Nicolet stock and the typical number of known trades per month. In addition, give the approximate number of shareholders expected as a result of the merger.

Response: Nicolet has revised the risk factor “The Nicolet common stock does not currently have an established trading market, and a liquid market for its common stock may not develop after the merger” to disclose the total number of shareholders of Nicolet stock and the approximate number of shareholders after the merger.  Because trading in Nicolet stock is sporadic, there is no typical number of trades per month, but we have provided additional information regarding annual trading volumes.

See:  Risks Related to Ownership of Nicolet’s Common Stock, page 25

Proposal 1: The Merger Agreement

Background of the Merger, page 33

14.

Revise the third paragraph to disclose the strategic alternatives presented by Raymond James and explain why none were pursued except for the sale of the Company.

Response: We have amended the Background of the Merger section to detail the Mid-Wisconsin’s board of directors’ discussions with Raymond James, including the strategic alternatives presented to the board and why the board ultimately chose to pursue a merger with Nicolet.

See:  Proposal 1: The Merger Agreement, page 36-37

Mr. Michael R. Clampitt

Securities and Exchange Commission

March 6, 2013

15.

Please revise to include the negotiation of the principal terms of the transaction, including price.

Response: We have revised the Background of the Merger section to discuss the negotiation process between Nicolet and Mid-Wisconsin.

See:  Proposal 1: The Merger Agreement, page 36-37

16.

Disclose any projections that crossed between the two companies.

Response: Although the Raymond James July 2012 board book included preliminary projections that were provided to Nicolet, Nicolet’s directors and officers did not rely on them in conjunction with the negotiation of the merger.  Additionally, in view of the relative age of the financial data and assumptions referenced therein, we believe inclusion of these projections would be potentially misleading to investors.  No other projections were exchanged between the companies.

See:  Proposal 1: The Merger Agreement, page 36-37

17.

Explain why Raymond James is only opining on the assumed receipt of “$6.15” in its Mid-Wisconsin opinion, rather than also including the fraction of a share of Nicolet stock to be received. Describe how that figure was calculated.

Response:  We have revised our disclosure to clarify the discussion related to the value of the merger consideration.

See: Opinion of Mid-Wisconsin’s Financial Advisor, page 42

18.

Please revise to disclose the compensation level of Sandler O’Neill and Raymond James for their merger work and the total amount received by them in the last two years from Nicolet and Mid-Wisconsin.

Response: We have revised the disclosure contained in the Opinion of Mid-Wisconsin’s Financial Advisor and the Opinion of Nicolet’s Financial Advisor to provide the requested information.

See:  Opinion of Mid-Wisconsin’s Financial Advisor, page 48

   Opinion of Nicolet’s Financial Advisor, page 57

19.

Please supplementally provide us with any board book materials provided to either company by their financial advisors.

Mr. Michael R. Clampitt

Securities and Exchange Commission

March 6, 2013

Response: By separate correspondence of even date herewith pursuant to Rules 83 and 418, Nicolet and Mid-Wisconsin are supplementally submitting the board books presented to their respective boards by their financial advisors on a confidential basis.

Material…Tax Consequences of the Merger, page 66

20.

Please revise to reflect that this section is based on an opinion, filed as an exhibit. Please identify the firm which provided the opinion.

Response: Nicolet has revised its discussion of the tax consequences of the merger to disclose the delivery of the tax opinion and refers shareholders to Exhibit 8.1 of the registration statement for the tax opinion of Bryan Cave, LLP.

See:  Material United States Federal Income Tax Consequences of the Merger, page 72

Nicolet Bankshares, Inc. Financial Statements

Note 4. Loans, page F-15

21.

We note your disclosures as required by ASC 310-10-50 as of December 31, 2011 herein and as of September 30, 2012 beginning on page F-44. Given your disclosures on page 103 that troubled debt-restructurings are considered impaired and on page 108 that you have no restructuring loans accruing, please revise to also provide the disclosures required by ASC 310-10-50-33 through 34.

Response: The disclosures for ASC 310-10-50-33 and 310-10-50-34 relate to disclosing the troubled debt modifications during the current period (33) and previous restructurings that have defaulted in the last 12 months (34).  Neither of these are applicable to Nicolet’s current situation, as it neither has any troubled debt restructurings nor any previous restructurings that have defaulted in the periods reported.

Note 5. Loans, Allowance for Loan Losses, and Credit Quality, page F-44

22.

Please revise your filing to provide the following disclosures as of September 30, 2012 similar to those provided as of December 31, 2011:

•

An age analysis of past due financing receivables as required by ASC 310-10-50-7A;

•

A description of your credit quality indicator(s) and the corresponding recorded investment amount as required by ASC 310-10-50-29; and

•

The amount of interest income recognized on impaired loans using a cash-basis method as required by ASC 310-10-50-15(c)(3).

Mr. Michael R. Clampitt

Securities and Exchange Commission

March 6, 2013

Response:  This comment references the financial statements as of the period ended September 30, 2012, which are superseded in Amendment No. 1 by financial statements as of the period ended December 31, 2012.  This financial statements include the information referenced above.

Appendix C

23. Please revise the penultimate paragraph to indicate that Raymond James has consented to the use of its fairness opinion in the prospectus or file a consent as an exhibit.

Raymond James has revised its fairness opinion to address this comment.  A revised fairness opinion is being filed as Appendix C to the prospectus.

Closing Information

Notwithstanding our comments, in the event that you request acceleration of the effective date of the pending registration statement please provide a written statement from the company acknowledging that:

•

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response:  We have attached the requested statement as Exhibit A to this letter.

* * *

Thank you for your consideration of our responses to your comments.  If you have any questions, or if we can be of further assistance to you in the review process, please call me at (404) 572-6819.  My fax number is (404) 420-0819.

Mr. Michael R. Clampitt

Securities and Exchange Commission

March 6, 2013

Very truly yours,

/s/ Katherine M. Koops

cc:

Robert B. Atwell, Nicolet Bankshares, Inc.

Robert M. Fleetwood, Esq.

Exhibit A

The undersigned Company hereby acknowledges and confirms that:

•

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

This 6th day of March, 2013.

NICOLET BANKSHARES, INC.

By:

/s/ Robert B. Atwell

Robert B. Atwell

Chairman, President and Chief
Executive Officer